Cash Flows Statements (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2011
Operations
Net income	$ 21,863	[1]	$ 16,978	[2]	$ 23,150
Adjustments to reconcile net income to net cash from operations:
Goodwill impairment	0		6,193		0
Depreciation, amortization, and other	3,755		2,967		2,766
Stock-based compensation expense	2,406		2,244		2,166
Net recognized losses (gains) on investments and derivatives	80		(200)		(362)
Excess tax benefits from stock-based compensation	(209)		(93)		(17)
Deferred income taxes	(19)		954		2
Deferral of unearned revenue	44,253		36,104		31,227
Recognition of unearned revenue	(41,921)		(33,347)		(28,935)
Changes in operating assets and liabilities:
Accounts receivable	(1,807)		(1,156)		(1,451)
Inventories	(802)		184		(561)
Other current assets	(129)		493		(1,259)
Other long-term assets	(478)		(248)		62
Accounts payable	537		(31)		58
Other current liabilities	146		410		(1,146)
Other long-term liabilities	1,158		174		1,294
Net cash from operations	28,833		31,626		26,994
Financing
Short-term debt repayments, maturities of 90 days or less, net	0		0		(186)
Proceeds from issuance of debt	4,883		0		6,960
Repayments of debt	(1,346)		0		(814)
Common stock issued	931		1,913		2,422
Common stock repurchased	(5,360)		(5,029)		(11,555)
Common stock cash dividends paid	(7,455)		(6,385)		(5,180)
Excess tax benefits from stock-based compensation	209		93		17
Other	(10)		0		(40)
Net cash used in financing	(8,148)		(9,408)		(8,376)
Investing
Additions to property and equipment	(4,257)		(2,305)		(2,355)
Acquisition of companies, net of cash acquired, and purchases of intangible and other assets	(1,584)		(10,112)		(71)
Purchases of investments	(75,396)		(57,250)		(35,993)
Maturities of investments	5,130		15,575		6,897
Sales of investments	52,464		29,700		15,880
Securities lending payable	(168)		(394)		1,026
Net cash used in investing	(23,811)		(24,786)		(14,616)
Effect of exchange rates on cash and cash equivalents	(8)		(104)		103
Net change in cash and cash equivalents	(3,134)		(2,672)		4,105
Cash and cash equivalents, beginning of period	6,938		9,610		5,505
Cash and cash equivalents, end of period	$ 3,804		$ 6,938		$ 9,610

[1]	Includes a charge related to a fine imposed by the European Commission in March 2013 which decreased net income by $733 million (€561 million) and diluted earnings per share by $0.09. Also includes a charge for Surface RT inventory adjustments recorded in the fourth quarter of fiscal year 2013, which decreased net income by $596 million and diluted earnings per share by $0.07.
[2]	Includes a goodwill impairment charge related to our previous OSD business segment (related to Devices and Consumer Other under our current segment structure) which decreased net income by $6.2 billion and diluted earnings per share by $0.73.